Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 35,661	$ 22,486	$ 45,390	$ 26,693
Other Restructuring Costs			11,300
Provision balance	35,172		35,172		$ 6,022	$ 10,311
2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Severance Costs			34,100
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	29,400		29,400
Facility liability
Restructuring Cost and Reserve [Line Items]
Provision balance	5,800		5,800
Other liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	3,200		3,200
Other liability | Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 2,600		$ 2,600